Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Summary of Facility Closure Reserves Related to Discontinued Operations

An analysis of our facility closure reserves related to our discontinued operations for the periods reflected is as follows:

	2012	Additions	Payments	2013	Additions	Payments	2014
	(In thousands)
Facility and other exit costs, net of estimated sub-lease rental income	$2,611	$373	$(867)	$2,117	$417	$(772)	$1,762